Loss for the Period (Tables)	12 Months Ended
Jan. 31, 2021
Loss For Period
Disclosure of Detailed Information About Profit Loss from Operating Activities

The loss for the period was derived after charging/(crediting):

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s

Staff costs (see note 10)[1]	30,175	28,009	31,380
Depreciation of property, plant and equipment (see note 18)	1,098	1,338	2,151
Depreciation of right-of-use assets (see note 19)	7,144	8,676	-
Amortisation of acquired intangibles (see note 20)[2]	458	589	231
Impairment of Plant and equipment (see note 18)	341	491	281
Impairment of right-of-use assets (see note 19)	1,221	-	-
Impairment of intangible assets (see note 20)	3,333	8,413	7,892
Loss on disposal of property, plant and equipment	134	322	232
Other income
- Proceeds from Government wage subsidies	(2,878)	-	-
- Rent concessions received	(1,345)	-	-
Brand transition, restructure and transaction expense
- Transaction expenses	3,009	9,597	9,267
- Agreed settlement of debt	5,701	-	-
- Contract termination costs	2,175	4,696	-
Operating lease rentals
- Land and buildings	-	-	9,236
- Other	-	-	524
Gain on sale of intangible assets	-	(906)	-
Auditor’s remuneration (note 11)	743	679	1,050